Revenue	9 Months Ended
Sep. 30, 2020
Text block [abstract]
Revenue
Note 5—Revenue
The Company’s revenue is primarily generated from three license agreements, which were entered into in 2018. The licenses grant our associate VISEN Pharmaceuticals (“
VISEN
”) exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China. As consideration for the granting of such rights, the Company has received up-front,
non-refundable,
non-cash
consideration of $40.0 million in form of 50% ownership in
VISEN
. Consideration received is recognized partly as license revenue, and partly as rendering of services over time. In addition to granting exclusive rights, the Company will provide clinical trial supply and development services to
VISEN
.

	Three Months Ended September 30,		Nine Months ended September 30,
	2020	2019	2020	2019
	(EUR’000)		(EUR’000)
Revenue from external customers
Revenue from the rendering of services (recognized over time)	164	1,586	2,255	8,874
Sale of clinical supply (recognized at a point in time)	1,959	—	2,206	—
“Right-to-use” licenses (recognized at a point in time)	634	657	1,957	1,994

Total revenue (1)	2,757	2,243	6,418	10,868

Attributable to
VISEN Pharmaceuticals	2,757	2,243	6,418	10,864
Other collaboration partners	—	—	—	4

Total revenue	2,757	2,243	6,418	10,868

Revenue by geographical location
North America	634	2,243	1,957	10,868
China	2,123	—	4,461	—

Total revenue	2,757	2,243	6,418	10,868

(1)
For the three months ended September 30, 2020 and 2019, and for the nine months ended September 30, 2020 and 2019, “Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €634 thousand and €1,461 thousand, and of €2,849 thousand and €5,337 thousand, respectively.